Taxation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax asset	$ 354	$ 304
Current tax liabilities	138	136
Provision for tax uncertainties	217	209
Income taxes paid, classified as operating activities	1,114	1,099	$ 1,443
Difference between current tax charge and cash tax paid	(11)	7
Current tax expense (income), related to Pillar Two income taxes	7
Deferred tax assets	150	143
Deferred tax assets arising in jurisdictions with prior year taxable losses	76	98
Deferred tax	2,794	2,804	2,573
Deferred tax asset on losses expected to be utilized in the next 12 months	8
Gross value of tax losses which has not been recognised	741	724
Unrecognised temporary differences in respect of investments in subsidiaries, branches, interests in associates and joint ventures	23,600	26,300
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax	$ (57)	$ (64)	$ (62)